Summary of Significant Accounting Policies - Schedule of Change in Fair Value of Warrants Liability (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Accounting Policies [Abstract]
Warrants liability, beginning balance	$ 3,720
Settlements
Change in Fair Value	(3,720)
Warrants liability, ending balance